INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET
	As of March 31,
	2025	2026
	US$	US$

Customer relationship intangible assets	-	1,305,324
Less: Accumulated amortization	-	(52,197)
Total	-	1,253,127

SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE

The estimated future amortization expense for finite-lived intangible assets as of March 31, 2026 is as follows:

Year Ending March 31,	US$

2027	261,065
2028	261,065
2029	261,065
2030	261,065
2031 and thereafter	208,867
Total	1,253,127